Consolidated Statements Of Changes In Equity (USD $) In Thousands, unless otherwise specified	Ordinary Shares [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Non-Controlling Interests [Member]	Total
Balance at Dec. 31, 2008	$ 1,983	$ 73,554	$ 12,091	$ 51,981	$ (30,054)	$ 3,124	$ 112,679
Balance, shares at Dec. 31, 2008	23,476
Changes During Period:
Net income				18,192		668	18,860
Gains (Losses) on translation of non-Israeli currency financial statements of subsidiaries and on translation of the functional currency to the reporting currency			5,658			94	5,752
Losses in respect of derivative financial instruments designated for cash flow hedge, net of related taxes			(488)				(488)
Realized losses in respect of derivative instruments designated for cash flow hedge, net of related taxes			366				366
Unrealized gains from available for sale marketable securities			180				180
Reclassification adjustment on available-for-sale			229				229
Total comprehensive income							24,899
Dividend paid to non-controlling interest						(169)	(169)
Dividend paid				(3,566)			(3,566)
Balance at Dec. 31, 2009	1,983	73,554	18,036	66,607	(30,054)	3,717	133,843
Balance, shares at Dec. 31, 2009	23,476
Changes During Period:
Net income				8,702		1,071	9,773
Gains (Losses) on translation of non-Israeli currency financial statements of subsidiaries and on translation of the functional currency to the reporting currency			5,068			227	5,295
Acquisition of non-controlling interests		(1,627)				(623)	(2,250)
Losses in respect of derivative financial instruments designated for cash flow hedge, net of related taxes			(103)				(103)
Realized losses in respect of derivative instruments designated for cash flow hedge, net of related taxes			225				225
Total comprehensive income							12,940
Dividend paid				(31,620)			(31,620)
Balance at Dec. 31, 2010	1,983	71,927	23,226	43,689	(30,054)	4,392	115,163
Balance, shares at Dec. 31, 2010	23,476
Changes During Period:
Net income				21,278		908	22,186
Gains (Losses) on translation of non-Israeli currency financial statements of subsidiaries and on translation of the functional currency to the reporting currency			(9,073)			(375)	(9,448)
Total comprehensive income							12,738
Dividend paid to non-controlling interest						(767)	(767)
Dividend paid				(21,782)			(21,782)
Balance at Dec. 31, 2011	$ 1,983	$ 71,927	$ 14,153	$ 43,185	$ (30,054)	$ 4,158	$ 105,352
Balance, shares at Dec. 31, 2011	23,476